Other operating items (Tables)	12 Months Ended
Dec. 31, 2020
Other Operating Income (Loss) [Abstract]
Other operating items
Other operating items consist of the following:

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Impairment of long lived assets (i)	(4,087)	—	—	(414)
Impairment of intangibles (ii)	(21)	—	—	—
Gain on disposals (iii)	15	—	—	—
Other operating income (iv)	9	39	21	7
Total other operating items	(4,084)	39	21	(407)

Other operating income

	Successor			Predecessor
(In $ millions)	Year ended December 31, 2020	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018
Loss of hire insurance settlement (a)	9	10	—	—
Receipt of overdue receivable (b)	—	26	21	—
Contingent consideration (c)	—	—	—	7
Settlement with shipyard	—	3	—	—
Total other operating income	9	39	21	7
a) Loss of hire insurance settlement
Settlement of a claim on our loss of hire insurance policy following an incident on the Sevan Louisiana.
b) Receipt of overdue receivables
Receipt of overdue receivables which had not been recognized as an asset as part of fresh start accounting.
c) Contingent consideration
Amounts recognized for contingent consideration from the sales of the West Vela and West Polaris to Seadrill Partners in 2014 and 2015. On emergence from the Previous Chapter 11 Proceedings we recognized receivables equal to the fair value of expected future cash flows under these arrangements and have therefore not recognized further income in the 2018 Successor period and year ended 2019.